Annual Fund Operating Expenses - Class A Class C and Institutional Class - Precious Metals Fund	Aug. 01, 2021
Class A
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.61%	[1]
Class C
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.37%	[1]

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.